Note 21 - Parent Company - Condensed Balance Sheet (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Securities, FV-NI	$ 710,000	$ 616,000
Other assets	10,697,000	9,698,000
TOTAL ASSETS	1,182,475,000	1,248,398,000
Trust preferred debt	8,248,000	8,248,000
TOTAL LIABILITIES	1,044,700,000	1,120,108,000
STOCKHOLDERS' EQUITY	137,775,000	128,290,000	$ 119,863,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,182,475,000	1,248,398,000
Parent Company [Member]
Cash and due from banks	2,577,000	1,582,000
Equity Securities, FV-NI	710,000	616,000
Other assets	977,000	4,080,000
TOTAL ASSETS	146,768,000	137,008,000
Other liabilities	745,000	470,000
TOTAL LIABILITIES	8,993,000	8,718,000
STOCKHOLDERS' EQUITY	137,775,000	128,290,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	146,768,000	137,008,000
Parent Company [Member] | Non Bank Subsidiary [Member]
Equity method investments	1,400,000	2,364,000
Parent Company [Member] | Subsidiary Banks [Member]
Equity method investments	$ 141,104,000	$ 128,366,000